Quarterly Report
February 29, 2020
MFS®  International Intrinsic Value Fund

Portfolio of Investments
2/29/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 92.7%
Airlines – 0.6%
Ryanair Holdings PLC, ADR (a)	2,239,764	$160,546,284
Alcoholic Beverages – 6.5%
Diageo PLC	17,535,955	$621,038,722
Heineken N.V.	4,456,112	446,857,290
Pernod Ricard S.A.	4,326,237	704,536,768
		$1,772,432,780
Apparel Manufacturers – 1.0%
Compagnie Financiere Richemont S.A.	2,364,475	$162,382,122
LVMH Moet Hennessy Louis Vuitton SE	246,783	101,817,359
		$264,199,481
Automotive – 0.3%
Compagnie Generale des Etablissements Michelin	821,942	$87,925,338
USS Co. Ltd.	157,800	2,487,298
		$90,412,636
Biotechnology – 1.0%
Novozymes A.S.	5,301,512	$270,216,946
Brokerage & Asset Managers – 0.4%
Euronext N.V.	1,382,996	$115,458,436
Business Services – 9.0%
Brenntag AG	2,141,021	$95,614,197
Compass Group PLC	17,529,925	384,880,119
Experian PLC	9,895,435	331,168,557
Intertek Group PLC	4,039,888	275,788,936
Nomura Research Institute Ltd.	14,694,354	326,297,939
Rentokil Initial PLC	13,361,961	83,588,888
Secom Co. Ltd.	4,015,600	317,972,210
SGS S.A.	163,496	407,442,388
Sohgo Security Services Co. Ltd.	2,436,500	113,822,307
Thomson Reuters Corp.	1,663,006	123,537,588
		$2,460,113,129
Chemicals – 3.9%
Givaudan S.A.	341,882	$1,065,192,052
Computer Software – 8.5%
ANSYS, Inc. (a)	2,320,629	$562,033,137
Cadence Design Systems, Inc. (a)	13,819,220	914,003,211
Dassault Systemes S.A.	1,969,601	311,202,129
OBIC Co. Ltd.	2,397,600	294,692,740
SAP SE	1,687,067	207,773,569
Wisetech Global Ltd.	2,350,528	23,382,739
		$2,313,087,525
Computer Software - Systems – 2.8%
Amadeus IT Group S.A.	8,157,937	$578,012,160
Descartes Systems Group, Inc. (a)	1,460,721	60,648,896
Wix.com Ltd. (a)	900,102	120,640,671
		$759,301,727

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.5%
Geberit AG	291,636	$146,238,453
Consumer Products – 10.5%
Colgate-Palmolive Co.	8,556,599	$578,169,394
Kao Corp.	7,745,800	563,706,717
Kobayashi Pharmaceutical Co. Ltd. (h)	4,344,900	315,124,390
KOSE Corp.	501,200	59,895,529
L'Oréal	2,061,728	554,492,609
Reckitt Benckiser Group PLC	7,969,811	588,284,098
ROHTO Pharmaceutical Co. Ltd. (h)	7,196,200	208,180,000
		$2,867,852,737
Electrical Equipment – 7.2%
IMI PLC (h)	18,351,283	$240,723,332
Legrand S.A.	6,577,603	507,801,157
OMRON Corp.	4,639,500	249,476,288
Schneider Electric SE	6,753,532	688,341,745
Spectris PLC	5,075,169	178,740,920
Yokogawa Electric Corp.	5,552,300	90,492,499
		$1,955,575,941
Electronics – 9.6%
Analog Devices, Inc.	5,063,926	$552,221,130
DISCO Corp.	350,700	72,064,432
Halma PLC	9,549,457	238,152,884
Hirose Electric Co. Ltd. (h)	2,612,200	276,433,050
Infineon Technologies AG	9,314,216	194,590,488
Samsung Electronics Co. Ltd.	6,407,442	289,872,799
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,277,286	714,849,078
Texas Instruments, Inc.	2,411,766	275,278,971
		$2,613,462,832
Engineering - Construction – 0.2%
Wartsila Oyj Abp (l)	4,324,291	$45,032,584
Food & Beverages – 11.7%
Chocoladefabriken Lindt & Sprungli AG	3,400	$26,596,704
Danone S.A.	7,005,853	495,975,626
Ezaki Glico Co. Ltd.	3,322,800	136,506,734
ITO EN Ltd. (h)	7,216,100	317,496,232
Kerry Group PLC	2,670,947	336,372,025
Nestle S.A.	14,152,651	1,466,313,029
Nissan Foods Holdings Co. Ltd.	1,120,800	88,076,706
Toyo Suisan Kaisha Ltd. (h)	7,974,600	319,481,061
		$3,186,818,117
Insurance – 0.9%
Fairfax Financial Holdings Ltd.	282,675	$121,769,798
Hiscox Ltd.	8,374,448	132,973,831
		$254,743,629
Machinery & Tools – 4.3%
Epiroc AB, “A”	5,066,416	$58,603,314
GEA Group AG	6,530,132	172,875,246
Misumi Group, Inc.	523,100	10,966,059
Nordson Corp.	1,690,907	245,688,787
Schindler Holding AG	510,351	114,827,957
SMC Corp.	517,800	205,381,908

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Spirax-Sarco Engineering PLC	3,414,425	$371,721,096
		$1,180,064,367
Major Banks – 1.1%
Svenska Handelsbanken AB, “A”	14,552,117	$147,345,019
UBS Group AG	15,073,521	166,956,806
		$314,301,825
Medical Equipment – 2.7%
EssilorLuxottica	722,611	$99,598,505
Nihon Kohden Corp. (h)	7,930,300	239,367,936
Shimadzu Corp.	7,655,000	185,296,257
Terumo Corp.	6,965,200	223,133,809
		$747,396,507
Oil Services – 0.2%
Core Laboratories N.V. (h)	2,394,173	$64,259,603
Other Banks & Diversified Financials – 1.2%
Chiba Bank Ltd.	11,403,000	$55,937,107
Hachijuni Bank Ltd.	11,186,700	38,046,721
Julius Baer Group Ltd.	1,636,275	68,738,463
Jyske Bank A.S. (a)	1,420,192	48,968,205
Mebuki Financial Group, Inc.	18,838,670	36,644,696
North Pacific Bank Ltd.	16,768,700	31,526,205
Sydbank A.S.	1,883,144	35,076,925
		$314,938,322
Pharmaceuticals – 1.1%
Santen Pharmaceutical Co. Ltd.	19,575,300	$314,337,285
Precious Metals & Minerals – 1.0%
Agnico-Eagle Mines Ltd.	1,918,436	$91,030,128
Franco-Nevada Corp.	1,799,158	193,152,295
		$284,182,423
Real Estate – 3.9%
Deutsche Wohnen SE	11,139,943	$449,679,677
LEG Immobilien AG	1,450,708	173,347,353
TAG Immobilien AG	5,307,617	128,554,021
Vonovia SE	5,939,224	319,038,851
		$1,070,619,902
Specialty Chemicals – 2.6%
Croda International PLC	1,284,080	$75,299,281
Kansai Paint Co. Ltd.	5,361,600	116,732,906
Sika AG	865,896	154,704,811
Symrise AG	3,756,075	365,837,881
		$712,574,879
Specialty Stores – 0.0%
Esprit Holdings Ltd. (a)	34,174,320	$5,734,069
Total Common Stocks		$25,349,094,471
Preferred Stocks – 2.3%
Consumer Products – 2.3%
Henkel AG & Co. KGaA	6,761,779	$627,072,574

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 4.9%
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 1.61% (v)	1,320,877,693	$1,321,009,781
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61% (j)	648,973	$648,973

Other Assets, Less Liabilities – 0.1%		39,933,626
Net Assets – 100.0%		$27,337,759,425
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,302,075,385 and $23,995,750,414, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
Derivative Contracts at 2/29/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	1,155,430,338	JPY	127,367,445,000	HSBC Bank	8/21/2020	$(34,689,124)
USD	55,126,156	JPY	5,991,965,000	Morgan Stanley Capital Services, Inc.	8/21/2020	(862,673)
						$(35,551,797)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of February 29, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$314,337,285	$4,895,239,736	$—	$5,209,577,021
Switzerland	1,065,192,052	2,714,200,733	—	3,779,392,785
France	—	3,667,149,672	—	3,667,149,672
United Kingdom	—	3,522,360,664	—	3,522,360,664
United States	3,191,654,233	—	—	3,191,654,233
Germany	336,327,590	2,398,056,267	—	2,734,383,857
Taiwan	714,849,078	—	—	714,849,078
Canada	590,138,705	—	—	590,138,705
Spain	—	578,012,160	—	578,012,160
Other Countries	281,186,955	1,707,461,915	—	1,988,648,870
Mutual Funds	1,321,658,754	—	—	1,321,658,754
Total	$7,815,344,652	$19,482,481,147	$—	$27,297,825,799
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(35,551,797)	$—	$(35,551,797)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Cadence Design Systems, Inc.*	$913,507,956	$—	$35,836,834	$15,039,439	$21,292,649	$—
Core Laboratories N.V.	101,471,294	14,397,152	—	—	(51,608,843)	64,259,603
Hirose Electric Co. Ltd.	271,077,571	14,762,620	—	—	(9,407,141)	276,433,050
IMI PLC	221,959,593	—	14,433,572	(3,440,217)	36,637,528	240,723,332
ITO EN Ltd.	340,509,654	—	—	—	(23,013,422)	317,496,232
Kobayashi Pharmaceutical Co. Ltd.	320,981,984	—	—	—	(5,857,594)	315,124,390
MFS Institutional Money Market Portfolio	1,214,534,644	2,000,433,138	1,894,103,154	34,533	110,620	1,321,009,781
Nihon Kohden Corp.	226,537,529	—	—	—	12,830,407	239,367,936
ROHTO Pharmaceutical Co. Ltd.	154,017,877	44,527,221	—	—	9,634,902	208,180,000
Toyo Suisan Kaisha Ltd.	312,022,369	—	—	—	7,458,692	319,481,061
	$4,076,620,471	$2,074,120,131	$1,944,373,560	$11,633,755	$(1,922,202)	$3,302,075,385
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Cadence Design Systems, Inc.*	$—	$—
Core Laboratories N.V.	2,747,314	—
Hirose Electric Co. Ltd.	2,459,187	—
IMI PLC	3,317,711	—
ITO EN Ltd.	1,118,367	—
Kobayashi Pharmaceutical Co. Ltd.	2,541,854	—
MFS Institutional Money Market Portfolio	19,179,892	—
Nihon Kohden Corp.	1,057,651	—
ROHTO Pharmaceutical Co. Ltd.	630,079	—
Toyo Suisan Kaisha Ltd.	2,502,493	—
	$33,315,996	$2,238,552
*	Held at period end. No longer considered an affiliated issuer.

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2020, are as follows:
Japan	19.0%
United States	16.7%
Switzerland	13.8%
France	13.4%
United Kingdom	12.9%
Germany	10.0%
Taiwan	2.6%
Canada	2.2%
Spain	2.1%
Other Countries	7.3%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.